American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
May 31, 2024

Multisector Floating Income ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
COLLATERALIZED LOAN OBLIGATIONS — 41.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	83,951	82,393
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	247,000	240,688
ACRES Commercial Realty Ltd., Series 2021-FL2, Class A, VRN, 6.84%, (1-month SOFR plus 1.51%), 1/15/37(1)	185,131	184,930
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 6.84%, (3-month SOFR plus 1.51%), 11/2/30(1)	270,920	271,758
AMMC CLO 22 Ltd., Series 2018-22A, Class A, VRN, 6.62%, (3-month SOFR plus 1.29%), 4/25/31(1)	127,297	127,453
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/30/31(1)	250,000	250,592
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, VRN, 6.47%, (3-month SOFR plus 1.15%), 10/20/31(1)	234,253	234,326
Apidos CLO XXVI Ltd., Series 2017-26A, Class BR, VRN, 7.54%, (3-month SOFR plus 2.21%), 7/18/29(1)	150,000	150,315
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	53,417	53,274
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 6.50%, (1-month SOFR plus 1.18%), 8/15/34(1)	115,122	114,083
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	200,000	199,145
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 7.17%, (1-month SOFR plus 1.85%), 5/15/37(1)	200,000	200,174
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 6.57%, (30-day average SOFR plus 1.25%), 1/20/37(1)	167,262	165,832
ARES XLIII CLO Ltd., Series 2017-43A, Class AR, VRN, 6.75%, (3-month SOFR plus 1.42%), 7/15/34(1)	300,000	300,570
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 6.58%, (3-month SOFR plus 1.25%), 1/20/31(1)	195,056	195,177
Barings CLO Ltd., Series 2018-3A, Class A1, VRN, 6.54%, (3-month SOFR plus 1.21%), 7/20/29(1)	40,360	40,483
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)	202,009	203,102
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.61%, (3-month SOFR plus 1.28%), 4/20/31(1)	316,735	317,130
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class BR, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/20/31(1)	250,000	250,788
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 6.53%, (1-month SOFR plus 1.21%), 3/15/36(1)	145,698	145,140
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,448
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 6.38%, (3-month SOFR plus 1.08%), 10/15/31(1)(2)	300,000	300,000
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	61,943	62,005
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 6.70%, (3-month SOFR plus 1.37%), 1/22/31(1)	181,352	181,728
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 6.47%, (3-month SOFR plus 1.15%), 8/15/31(1)	296,282	296,280
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 6.64%, (3-month SOFR plus 1.31%), 7/15/31(1)	236,852	237,551
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.90%, (1-month SOFR plus 2.58%), 8/17/37(1)	200,000	201,549
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.61%, (1-month SOFR plus 1.29%), 9/15/37(1)	56,584	56,553
Grippen Park CLO Ltd., Series 2017-1A, Class A, VRN, 6.85%, (3-month SOFR plus 1.52%), 1/20/30(1)	57,643	57,925
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 6.48%, (1-month SOFR plus 1.16%), 6/16/36(1)	48,163	47,961
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 6.43%, (1-month SOFR plus 1.11%), 9/17/36(1)	108,768	108,053
KKR CLO 40 Ltd., Series 40A, Class AR, VRN, 6.64%, (3-month SOFR plus 1.30%), 10/20/34(1)(2)	300,000	300,000
LCM 26 Ltd., Series 26A, Class A1, VRN, 6.66%, (3-month SOFR plus 1.33%), 1/20/31(1)	130,724	130,946
LCM XV LP, Series 15A, Class AR2, VRN, 6.59%, (3-month SOFR plus 1.26%), 7/20/30(1)	84,251	84,418
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 6.47%, (3-month SOFR plus 1.12%), 10/20/29(1)	400,000	400,000
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 7.53%, (1-month SOFR plus 2.21%), 11/15/35(1)	200,000	198,145
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 6.71%, (3-month SOFR plus 1.39%), 1/17/31(1)	142,558	142,655
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 6.38%, (3-month SOFR plus 1.08%), 8/8/32(1)(2)	300,000	299,513
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 11/25/36(1)	132,779	132,342
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	83,316	83,632
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.78%, (3-month SOFR plus 1.45%), 10/20/30(1)	124,113	124,267
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, VRN, 6.82%, (3-month SOFR plus 1.49%), 11/20/29(1)	48,076	48,356
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.23%, (3-month SOFR plus 1.91%), 8/15/30(1)	250,000	251,148
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.07%, (1-month SOFR plus 2.75%), 5/19/38(1)	90,000	90,434
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 6.56%, (3-month SOFR plus 1.23%), 4/25/31(1)	160,642	160,855

Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 6.74%, (3-month SOFR plus 1.41%), 10/18/31(1)	194,195	194,585
Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/19/28(1)	250,000	250,288
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)	101,437	101,522
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,323,564)		8,370,512
ASSET-BACKED SECURITIES — 17.2%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, VRN, 5.78%, (1-month SOFR plus 0.46%), 9/15/45(1)	3,939	3,927
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	200,000	200,065
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 5.92%, (30-day average SOFR plus 0.60%), 2/18/28	250,000	250,000
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 6.66%, (90-day average SOFR plus 1.31%), 11/25/33	46,428	46,604
Chesapeake Funding II LLC, Series 2024-1A, Class A2, VRN, 6.09%, (30-day average SOFR plus 0.77%), 5/15/36(1)	395,550	396,041
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 5.72%, (30-day average SOFR plus 0.40%), 10/15/27	250,000	250,243
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/26(1)	20,373	20,345
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, VRN, 5.68%, (30-day average SOFR plus 0.36%), 1/15/27	500,000	500,218
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 5.77%, (30-day average SOFR plus 0.45%), 10/15/26(1)	250,000	250,000
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 5.74%, (30-day average SOFR plus 0.42%), 4/15/27	200,000	200,121
Invitation Homes Trust, Series 2018-SFR4, Class A, VRN, 6.53%, (1-month SOFR plus 1.21%), 1/17/38(1)	167,166	167,612
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 5.69%, (30-day average SOFR plus 0.37%), 2/16/27	200,000	200,063
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(1)	166,283	160,440
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 6.88%, (1-month SOFR plus 1.56%), 7/16/40(1)	36,905	37,069
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 5.70%, (30-day average SOFR plus 0.38%), 12/15/26	250,000	250,151
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 6.15%, (3-month SOFR plus 0.81%), 11/28/35	47,696	47,497
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, SEQ, 6.23%, 1/15/27(1)	300,000	300,936
Westlake Automobile Receivables Trust, Series 2024-1A, Class A2B, VRN, 5.89%, (30-day average SOFR plus 0.57%), 3/15/27(1)	200,000	200,119
TOTAL ASSET-BACKED SECURITIES (Cost $3,475,427)		3,481,451
COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
BFLD Trust, Series 2019-DPLO, Class A, VRN, 6.52%, (1-month SOFR plus 1.20%), 10/15/34(1)	300,000	299,942
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 6.12%, (1-month SOFR plus 0.80%), 10/15/38(1)	163,183	161,861
BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 6.78%, (1-month SOFR plus 1.47%), 3/15/39(1)	237,584	235,701
BX Trust, Series 2018-GW, Class A, VRN, 6.41%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	299,167
BX Trust, Series 2019-CALM, Class A, SEQ, VRN, 6.31%, (1-month SOFR plus 0.99%), 11/15/32(1)	208,757	208,589
BX Trust, Series 2021-SDMF, Class A, VRN, 6.02%, (1-month SOFR plus 0.70%), 9/15/34(1)	239,813	237,417
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 6.58%, (1-month SOFR plus 1.26%), 11/15/38(1)	200,000	199,349
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 6.19%, (1-month SOFR plus 0.87%), 10/15/38(1)	199,996	198,640
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 6.51%, (1-month SOFR plus 1.19%), 7/15/38(1)	182,600	182,578
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class A, VRN, 6.54%, (1-month SOFR plus 1.22%), 7/15/25(1)	142,586	142,241
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.07%, (1-month SOFR plus 1.75%), 7/15/25(1)	90,000	89,602
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 6.68%, (1-month SOFR plus 1.36%), 11/15/36(1)	200,000	198,286
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 6.38%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	198,171
Life Mortgage Trust, Series 2021-BMR, Class A, VRN, 6.13%, (1-month SOFR plus 0.81%), 3/15/38(1)	196,594	193,782
Med Trust, Series 2021-MDLN, Class A, VRN, 6.38%, (1-month SOFR plus 1.06%), 11/15/38(1)	199,045	198,193
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 8.11%, (1-month SOFR plus 2.79%), 11/15/27(1)	200,000	201,154
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,212,825)		3,244,673
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, VRN, 6.47%, (30-day average SOFR plus 1.15%), 3/25/44(1)	96,540	96,598

Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.02%, (30-day average SOFR plus 2.70%), 10/25/33(1)	48,445	48,536
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)	71,211	71,673
		216,807
U.S. Government Agency Collateralized Mortgage Obligations — 9.0%
FHLMC, Series 2021-DNA6, Class M1, VRN, 6.12%, (30-day average SOFR plus 0.80%), 10/25/41(1)	173,216	173,022
FHLMC, Series 2021-DNA7, Class M1, VRN, 6.17%, (30-day average SOFR plus 0.85%), 11/25/41(1)	167,242	167,253
FHLMC, Series 2023-DNA1, Class M1A, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/43(1)	222,537	227,135
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)	231,102	233,085
FHLMC, Series 4619, Class NF, VRN, 5.84%, (30-day average SOFR plus 0.51%), 3/15/44	474,032	463,995
FNMA, Series 2017-C05, Class 1M2B, VRN, 7.64%, (30-day average SOFR plus 2.31%), 1/25/30	10,987	11,000
FNMA, Series 2022-R04, Class 1M1, VRN, 7.32%, (30-day average SOFR plus 2.00%), 3/25/42(1)	155,338	157,870
FNMA, Series 2023-R04, Class 1M1, VRN, 7.62%, (30-day average SOFR plus 2.30%), 5/25/43(1)	83,817	86,051
FNMA, Series 2023-R06, Class 1M1, VRN, 7.02%, (30-day average SOFR plus 1.70%), 7/25/43(1)	88,587	89,242
FNMA, Series 2024-R01, Class 1M1, VRN, 6.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	229,866	230,015
		1,838,668
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,043,390)		2,055,475
U.S. TREASURY SECURITIES — 9.9%
U.S. Treasury Notes, VRN, 5.47%, (3-month USBMMY plus 0.14%), 10/31/24	1,000,000	1,000,475
U.S. Treasury Notes, VRN, 5.53%, (3-month USBMMY plus 0.20%), 1/31/25	1,000,000	1,001,122
TOTAL U.S. TREASURY SECURITIES (Cost $2,001,367)		2,001,597
SHORT-TERM INVESTMENTS — 9.6%
Money Market Funds — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,566,245	1,566,245
Treasury Bills(3) — 1.9%
U.S. Treasury Bills, 4.96%, 2/20/25(4)	300,000	289,115
U.S. Treasury Bills, 5.17%, 4/17/25	100,000	95,620
		384,735
TOTAL SHORT-TERM INVESTMENTS (Cost $1,951,508)		1,950,980
TOTAL INVESTMENT SECURITIES — 104.1% (Cost $21,008,081)		21,104,688
OTHER ASSETS AND LIABILITIES — (4.1)%		(824,398)
TOTAL NET ASSETS — 100.0%		$20,280,290

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	17	September 2024	$3,462,953	$29
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $14,932,219, which represented 73.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $257,312.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$8,370,512	—
Asset-Backed Securities	—	3,481,451	—
Commercial Mortgage-Backed Securities	—	3,244,673	—
Collateralized Mortgage Obligations	—	2,055,475	—
U.S. Treasury Securities	—	2,001,597	—
Short-Term Investments	$1,566,245	384,735	—
	$1,566,245	$19,538,443	—
Other Financial Instruments
Futures Contracts	$29	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.